Summary of Significant Accounting Policies (Details 2) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts receivable	$ 21,657	$ 845,800	$ 845,800
Prepayments and other current assets	153,633	680,606	680,606
Inventories	473,216	3,019,804	3,019,804
Retained earnings	$ (21,974,651)	$ (13,349,232)	(13,349,232)
Adjustment Revenue Recognition [Member]
Accounts receivable			245,788
Prepayments and other current assets			(24,357)
Inventories			(174,912)
Retained earnings			46,519
As Adjusted [Member]
Accounts receivable			2,178,712
Prepayments and other current assets			347,439
Inventories			8,960,420
Retained earnings			$ 869,993